Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statement of Financial Position (Details Narrative) - shares	1 Months Ended		12 Months Ended
	Mar. 25, 2026	Dec. 19, 2025	Dec. 31, 2025	Jan. 31, 2026
Entity Information [Line Items]
Outstanding shares, percentage		42.25%	42.25%
Interest rates	2.396%		2.396%
Outstanding shares, percentage of ownership			27.80%
Issuance of common shares			1,952,662
Anson Investments Master Fund L P [Member]
Entity Information [Line Items]
Conversion of shares			3,857,634
Anson East Master Fund L P [Member]
Entity Information [Line Items]
Conversion of shares			966,639	966,639
Play Co Ltd Recission Transaction Adjustments [Member]
Entity Information [Line Items]
Cancellation of shares			8,622,587
Solaire Partners Recission Transaction Adjustments [Member]
Entity Information [Line Items]
Cancellation of shares			9,827,057